Put options rate life dividend volatility (Details)	Dec. 31, 2011	Dec. 01, 2011	May 23, 2011
Put options rate life dividend volatility
Risk free interest rate	0.11%	0.11%	0.11%
Expected life (years)	0.9	1.0	0.5
Dividend yield	0.00%	0.00%	0.00%
Volatility.	198.00%	198.00%	207.00%